1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

October 18, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,772

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,772 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust (the “Fund”):

iShares MSCI New Zealand ETF

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act, and it will become effective 60 days after filing.

The Amendment is being filed to reflect the following material changes to the Fund’s prior annual update filing, Post-Effective Amendment No. 2,696, filed pursuant to Rule 485(b), which became effective on December 29, 2023. The Amendment also reflects other non-material changes as the Trust deems appropriate.

The following information is provided to assist the staff of the U.S. Securities and Exchange Commission in its review of the Amendment.

The changes, as highlighted below, to the Fund’s underlying index took effect on September 3, 2024. There are also corresponding changes to the Fund’s principal investment strategies and risk factors, as reflected in the Amendment.

BRUSSELS CHICAGO  DALLAS FRANKFURT HOUSTON LONDON LOS ANGELES MILAN

MUNICH NEW YORK PALO ALTO PARIS ROME SAN FRANCISCO WASHINGTON

October 18, 2024

Comparison of the Fund’s Underlying Index

Prior Underlying Index	New Underling Index

MSCI New Zealand IMI 25/50 Index	MSCI New Zealand All Cap Top 25 Capped Index

* * *

The Amendment follows the general format used by previous filings of the Trust and much of the disclosure is substantially similar to that in previous filings of the Trust. As an example, the Amendment follows the format used by, and much of the disclosure is substantially similar to, Post-Effective Amendment No. 2,725, filed pursuant to Rule 485(a)(1) on April 18, 2024 relating to iShares iBoxx $ High Yield Corporate Bond ETF, which was reviewed by the Staff and became effective on June 28, 2024. The Trust notes that each Fund’s description of its investment objective, principal investment strategies, risk factors, and portfolio management is specific to the Fund.

The operations of the Funds, the description of the shares offered, and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin Haskin

Benjamin Haskin

cc:	Marisa Rolland

Adithya Attawar

Jennifer Kerslake

Timothy Kahn

Michael Gung

George Rafal

Toree Ho

Luis Mora

Christiana Fahey

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).